                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Barry Feirstein
Address: 767 Third Avenue, 28th Floor
         New York, New York  10017


Form 13F File Number: 28-4181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Barry Feirstein
Title:
Phone:   (212) 754-5651

Signature, Place, and Date of Signing:

    /s/ Barry Feirstein      New York, New York   11/15/1999
    _______________________  ____________________ _______________
       [Signature]              [City, State]       [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     64

Form 13F Information Table Value Total:     $561,969,901



List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]

                                                         BARRY FEIRSTEIN
                                                    AS OF SEPTEMBER 30, 1999

    ITEM 1             ITEM 2     ITEM 3     ITEM 4     ITEM 5            ITEM 6                ITEM 7           ITEM 8
    ------             ------     ------     ------     ------            ------                ------           ------
                                                                   INVESTMENT DISCRETION                     VOTING AUTHORITY
                                                                           (b)                                 (SHARES)
                                                                        SHARED       (c)
                                 CUSIP        MARKET    SHRS OR   (a)   AS DEFINED   SHARED-   MANAGERS      (a)   (b)    (c)
NAME OF ISSUER        OF CLASS   NUMBER       VALUE     PRN AMT   SOLE  IN INSTR. V  OTHER     SEE INSTR. V SOLE  SHARED  NONE
--------------        --------   ------       ------    -------   ----  -----------  -----     ------------ ----  ------  ----

4 KIDS ENTERTAINMENT   Common   350865101  12,500,000    400,000   X                                         400,000
ACTEL CORP             Common   004934105    9,500,000   500,000   X                                         500,000
ADAPTIVE BROADBAND     Common   00650M104    8,375,000   250,000   X                                         250,000
AIRGATE PCS            Common   009367103      497,500    20,000   X                                         20,000
ALKERMES INC           Common   01642T108   14,406,250   500,000   X                                         500,000
APEX SILVER MINES LTD  Common   G04074103    1,451,625    98,000   X                                         98,000
APPLIED MATERIALS      Common   038222105   15,537,500   200,000   X                                         200,000
ARCH COAL              Common   039380100    3,414,256   277,300   X                                         277,300
AVISTA                 Common   05379B107   14,418,813   821,000   X                                         821,000
CADIZ INC              Common   127537108    3,825,000   400,000   X                                         400,000
CAREERBUILDER INC      Common   141684100      703,125   100,000   X                                         100,000
CASH AMERICA
  INTERNATIONAL        Common   14754D100   28,312,500 3,000,000   X                                         3,000,000
CD RADIO INC           Common   125127100    7,650,000   300,000   X                                         300,000
CEPHALON INC           Common   156708109    7,187,500   400,000   X                                         400,000
CHECKFREE HOLDINGS     Common   162816102   41,125,000 1,000,000   X                                         1,000,000
CONCUR TECHNOLOGIES    Common   206708109    9,975,000   350,000   X                                         350,000
DANKA BUSINESS ADR     Common   236277109   10,187,500 1,000,000   X                                         1,000,000
DIGITAL INSIGHT CORP   Common   25385P106       75,000     5,000   X                                         5,000
EARTHSHELL CORP        Common   27032B100    1,259,375   325,000   X                                         325,000
EARTHWEB INC           Common   27032C108    1,382,500    35,000   X                                         35,000
EASTMAN CHEMICAL       Common   277432100   23,925,000   600,000   X                                         600,000
ECLIPSE SURGICAL       Common   278849104    4,950,000   300,000   X                                         300,000
ELECTRONIC ARTS        Common   285512109   10,856,250   150,000   X                                         150,000
FOUNDRY NETWORKS INC   Common   35063R100    1,890,000    15,000   X                                         15,000
FREESHOP COM           Common   356873109    1,150,000   100,000   X                                         100,000
GILEAD SCIENCES        Common   375558103   16,046,875   250,000   X                                         250,000
GLOBALSTAR TELECOMM    Common   G3930H104   18,400,000   800,000   X                                         800,000
ICG COMMUNICATIONS     Common   449246107   15,562,500 1,000,000   X                                         1,000,000
ILLINOVA CORP          Common   452317100   28,062,500 1,000,000   X                                         1,000,000
KEYNOTE SYSTEMS        Common   493308100    3,750,000   150,000   X                                         150,000
KOPIN CORP             Common   500600101    8,325,000   300,000   X                                         300,000
LEXMARK INTERNATIONAL
  GROUP                Common   529771107    8,050,000   100,000   X                                         100,000
MACROMEDIA INC         Common   556100105    9,401,250   230,000   X                                         230,000
MECHANICAL TECHNOLOGY  Common   583538103    1,778,125    50,000   X                                         50,000




MILLICOM INT'L
  CELLULAR             Common   L6388F102   13,650,000   480,000   X                                         480,000
MISSION CRITICAL
  SOFTWARE             Common   605047109    8,900,000   200,000   X                                         200,000
MSC IND'L DIRECT CL A  Common   553530106    9,000,000 1,000,000   X                                         1,000,000
NATIONAL INFO CONSORT  Common   636491102   17,281,250   700,000   X                                         700,000
NETZERO INC            Common   64122R109      650,000    25,000   X                                         25,000
NORTHEAST UTILITIES    Common   664397106   18,375,000 1,000,000   X                                         1,000,000
OBJECT DESIGN          Common   674416102    4,562,500 1,000,000   X                                         1,000,000
OGDEN CORP             Common   676346109    5,187,500   500,000   X                                         500,000
ORACLE SYSTEMS         Common   68389X105    9,100,000   200,000   X                                         200,000
ORTHODONTIC CENTERS    Common   68750P103   10,462,500   600,000   X                                         600,000
PHARMACYCLICS INC      Common   716933106   16,350,000   400,000   X                                         400,000
PMC-SIERRA INC         Common   69344F106    4,625,000    50,000   X                                         50,000
QLT PHOTOTHERAPEUTICS  Common   746927102   15,287,500   200,000   X                                         200,000
ROYAL GROUP TECH LTD   Common   779915107    6,431,250   300,000   X                                         300,000
SANDISK CORP           Common   80004C101    6,518,750   100,000   X                                         100,000
SATCON TECHNOLOGY      Common   803893106    1,000,000   100,000   X                                         100,000
SENSORMATIC ELECTRS    Common   817265101   19,031,250 1,500,000   X                                         1,500,000
SILICON STORAGE TECH   Common   827057100    1,412,500   100,000   X                                         100,000
SINCLAIR BROADCAST
  GROUP                Common   829226109    4,531,250   500,000   X                                         500,000
STILLWATER MINING
  COMPANY              Common   86074Q102    6,020,000   224,000   X                                         224,000
STRATEGIC
  DISTRIBUTION         Common   862701208    9,687,500 3,100,000   X                                         3,100,000
THREE FIVE SYS INC     Common   88554L108    2,212,500   100,000   X                                         100,000
TRITON ENERGY          Common   G90751101    1,406,250   100,000   X                                         100,000
URANIUM RESOURCES      Common   916901309      248,239 1,418,500   X                                         1,418,500
VITESSE SEMICONDUCTOR  Common   928497106    8,537,500   100,000   X                                         100,000
WEBSTAKES COM          Common   94768K100      894,156   100,750   X                                         100,750
WELLMAN INC            Common   949702104    9,031,250   500,000   X                                         500,000
WINK COMMUNICATIONS    Common   974168106    4,368,750   100,000   X                                         100,000
XILINX INC             Common   983919101    3,276,563    50,000   X                                         50,000
                                           561,969,901
                                           ===========
















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